FORM N-SAR

SEMI-ANNUAL REPORT

FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:         /    /          (a)

or fiscal year ending:                           12 / 31 / 03     (b)

Is this a transition report? (Y/N)                             N

Is this an amendment to a previous filing?              N

Those items or sub-items with a box “[/]” after the item number should be completed only if the answer has changed from the previous filing on this form.

1.     A.     Registrant Name:        Transamerica Occidentals Separate Account Fund C

        B.     File Number:               811-2025

        C.     Telephone Number:    727-299-1800

2.     A.     Street:         570 Carillon Parkway

        B.     City:  St. Petersburg      C.   State:  FL      D.  Zip Code:  33716     Zip Ext:  1202

        E.     Foreign Country:                          Foreign Postal Code:

3.     Is this the first filing on this form by Registrant? (Y/N)                  N

4.     Is this the last filing on this form by Registrant? (Y/N)                   N

5.     Is Registrant a small business investment company (SBIC)? (Y/N)      N

        If answer is “Y” (Yes), complete only items 89 through 110.]

6.     Is Registrant a unit investment trust (UIT)? (Y/N)                       Y

        [If answer is “Y” (Yes) complete only items 111 through 132.]

7.     A.     Is Registrant a series or multiple portfolio company? (Y/N)       N

                 [If answer is “N” (No), go to item 8.]

        B.     How many separate series or portfolios did Registrant have at the end of the period?

1

If filing more than one

Page 50, “X” box: ☐

For period ending   12/31/03

File number 811- 2025

123.     [/]     State the total value of the additional units considered in answering item 122

                    ($000’s omitted)                                                                                                             296

124.     [/]     State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the

                     subsequent series) ($000’s omitted)                                                                               N/A

125.     [/]     State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers)

                     by Registrant’s principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant

                    ($000’s omitted)                                                                                                               N/A

126.              Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant’s units (include the sales loads, if any, collected on units of a prior

                      series placed in the portfolio of a subsequent series.) ($000’s omitted)                       $

127.               List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period

                     (excluding distributions of realized gains, if any):

                                                                                                                   Number of                     Total Assets                   Total Income

                                                                                                                       Series                            ($000’s                         Distributions

                                                                                                                    Investing                          omitted                     ($000’s omitted)

A.     U.S. Treasury direct issue                                        _____0                      $                                    $

B.     U.S. Government agency                                         _____0                      $                                    $

C.     State and municipal tax-free                                    _____0                      $                                    $

D.     Public utility debt                                                    _____0                      $                                    $

E.     Brokers or dealers debt or debt of brokers’

         or dealers’ parent                                                    _____0                      $                                    $

F.     All other corporate intermed. & long-term debt      _____0                      $                                    $

G.     All other corporate short-term debt                         _____0                      $                                    $

H.     Equity securities of brokers or dealers or

         parents of brokers or dealers                                   _____0                      $                                    $

I.     Investment company equity securities                               1                      $ 57,559                        $0

J.     All other equity securities                                         _____0                     $                                    $

K.     Other securities – accrued dividends and

         receivables                                                                _____0                     $                                   $

L.     Total assets of all series of registrant                      _____1                    $ 57,559                       $0

2

If filing more than one

Page 51, “X” box: ☐

For period ending   12/31/03

File number 811- 2025

128.     [/]     Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant’s series at the end of the current period insured or guaranteed

                     by an entity other than the issuer? (Y/N)                          N/A

                    [If answer is “N” (No), go to item 131.]

129.     [/]     Is the issuer of any instrument covered in item 128 delinquent or in default as to payment

                    of principal or interest at the end of the current period? (Y/N)           N/A

                    [If answer is “N” (No), go to item 131.]

130.     [/]     In computations of NAV or offering price per unit, is any part of the value attributed

                    to instruments identified in item 129 derived from insurance or guarantees? (Y/N)    N/A

131.             Total expenses incurred by all series of Registrant during the current reporting period

                    ($000’s omitted)                                                                              $ 274

132.     [/]     List the “811” (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

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811 - 2025

	811 -	811 -	811 -	811 -
811 -	811 -	811 -	811 -	811 -
811 -	811 -	811 -	811 -	811 -
811 -	811 -	811 -	811 -	811 -
811 -	811 -	811 -	811 -	811 -
811 -	811 -	811 -	811 -	811 -
811 -	811 -	811 -	811 -	811 -
811 -	811 -	811 -	811 -	811 -
811 -	811 -	811 -	811 -	811 -

This report is signed on behalf of the Depositor, State of Florida.

Date: March 31, 2004

Transamerica Occidentals Separate Account Fund C

(Name of Registrant, Depositor, or Trustee)

By:	/s/ John K. Carter	Witness:	/s/ Jean M. Courtney

	John K. Carter Vice President		Jean M. Courtney SEC Filing Coordinator

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